THE ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Base Contract offers you, the Owner, standard features including: a seven-year withdrawal charge period, multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:

Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

Short Withdrawal Charge Option shortens the withdrawal charge period to four years.

No Withdrawal Charge Option eliminates the withdrawal charge.

Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to provide a potentially increased death benefit.

Income Protector provides guaranteed lifetime income payments (Lifetime Plus Payments) with continued access to both your investment value (Contract Value) and death benefit for a period of time.

Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a specific date in the future, assuming you hold the Contract for the required period.

Income Protector and Investment Protector are subject to certain date and/or age restrictions for adding and exercising the benefits. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2011

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Optional Benefits That Are No Longer Available

The prospectus appendices include information on features and charges for the following benefits no longer available.

Appendix	Benefit No Longer Available	Available From	Available Through
D	Target Date Retirement Benefit Target Date 10 Benefit	March 17, 2008 January 26, 2009	January 25, 2009 March 31, 2009
E	Lifetime Plus Benefit	May 1, 2007	January 25, 2009
	Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
F	Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
G	Investment Protector (08.09)	July 22, 2009	April 30, 2010
	Income Protector (08.09)	July 22, 2009	April 30, 2010
	Income Protector (05.10)	May 3, 2010	April 29, 2011

These are the currently available Investment Options. If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value quarterly. See section 11.a, Income Protector and section 11.b, Investment Protector. Currently, only the Investment Options indicated by the * below are available under Income Protector.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	FRANKLIN TEMPLETON (continued)
AZL Balanced Index StrategySM Fund*	Mutual Global Discovery Securities Fund
AZL FusionSM Balanced Fund*	Mutual Shares Securities Fund
AZL FusionSM Conservative Fund*	Templeton Global Bond Securities Fund*
AZL FusionSM Growth Fund	Templeton Growth Securities Fund
AZL FusionSM Moderate Fund*
AZL Growth Index StrategySM Fund*	GATEWAY
AZL® Gateway Fund*
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL® Allianz AGIC Opportunity Fund	INVESCO
AZL® Invesco Equity and Income Fund*
BLACKROCK	AZL® Invesco Growth and Income Fund
AZL® BlackRock Capital Appreciation Fund	AZL® Invesco International Equity Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund	J.P. MORGAN
AZL® Money Market Fund*	AZL® JPMorgan International Opportunities Fund
AZL® S&P 500 Index Fund	AZL® JPMorgan U.S. Equity Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund*	MFS
AZL® MFS Investors Trust Fund
COLUMBIA
AZL® Columbia Mid Cap Value Fund	MORGAN STANLEY
AZL® Columbia Small Cap Value Fund	AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund
DAVIS
AZL® Davis NY Venture Fund	PIMCO
Davis VA Financial Portfolio	PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio*
DREYFUS	PIMCO VIT CommodityRealReturn® Strategy Portfolio
AZL® Dreyfus Equity Growth Fund	PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Advantage Strategy Bond Portfolio*
EATON VANCE	PIMCO VIT Global Bond Portfolio (Unhedged)*
AZL® Eaton Vance Large Cap Value Fund	PIMCO VIT Global Multi-Asset Portfolio*
PIMCO VIT High Yield Portfolio*
FIDELITY	PIMCO VIT Real Return Portfolio*
Fidelity VIP FundsManager 50% Portfolio*	PIMCO VIT Total Return Portfolio*
Fidelity VIP FundsManager 60% Portfolio*	PIMCO VIT Unconstrained Bond Portfolio*

FRANKLIN TEMPLETON	SCHRODER
AZL® Franklin Small Cap Value Fund	AZL® Schroder Emerging Markets Equity Fund
AZL® Franklin Templeton Founding Strategy Plus Fund*
Franklin High Income Securities Fund*	TURNER
Franklin Income Securities Fund*	AZL® Turner Quantitative Small Cap Growth Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund*

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

TABLE OF CONTENTS

Glossary	5	8. Access to Your Money	34
Fee Tables	8	Free Withdrawal Privilege	35
Owner Transaction Expenses	8	Systematic Withdrawal Program	35
Owner Periodic Expenses	8	Minimum Distribution Program and Required Minimum
Annual Operating Expenses of the Investment Options	9	Distribution (RMD) Payments	36
Examples	10	Waiver of Withdrawal Charge Benefit	36
1. The Variable Annuity Contract	11	Suspension of Payments or Transfers	36
State Specific Contract Restrictions	11	9. The Annuity Phase	36
When the Contract Ends	12	Calculating Your Annuity Payments	37
2. Ownership	12	Variable or Fixed Annuity Payments	37
Owner	12	Annuity Payment Options	37
Joint Owner	12	When Annuity Payments Begin	38
Annuitant	12	Partial Annuitization	39
Beneficiary	13	10. Death Benefit	39
Covered Person(s)	13	Traditional Death Benefit	39
Payee	14	Death of the Owner and/or Annuitant	40
Assignment, Changes of Ownership and		Death Benefit Payment Options During the
Other Transfers of a Contract	14	Accumulation Phase	40
3. Purchasing the Contract	15	11. Selection of Optional Benefits	41
Purchase Requirements	15	Replacing Optional Benefits	41
Faxed Applications	15	11.a Income Protector	43
Allocation of Purchase Payments	16	Selection Income Protector	43
Automatic Investment Plan (AIP)	16	Removing Income Protector	43
Dollar Cost Averaging (DCA) Program	16	Lifetime Plus Payment Overview	44
Free Look/Right-to-Examine Period	17	Benefit Base	44
4. Valuing Your Contract	17	Quarterly Anniversary Value	45
Accumulation Units	17	Annual Increase	45
Computing the Contract Value and Bonus Value	18	Requesting Lifetime Plus Payments	46
5. Investment Options	18	Calculating Your Lifetime Plus Payments	47
Substitution and Limitation on Further Investments	24	Automatic Annual Lifetime Plus Payment Increases	48
Transfers Between Investment Options	25	Taxation of Lifetime Plus Payments	48
Electronic Investment Option Transfer and		Investment Option Allocation and Transfer Restrictions
Allocation Instructions	25	and Quarterly Rebalancing	48
Excessive Trading and Market Timing	26	When Income Protector Ends	49
Flexible Rebalancing Program	28	11.b Investment Protector	50
Financial Advisers – Asset Allocation Programs	28	Selecting Investment Protector	50
Voting Privileges	28	Removing Investment Protector	51
6. Our General Account	29	Target Value Dates	51
7. Expenses	29	Target Value	52
Mortality and Expense Risk (M&E) Charge	29	Investment Option Allocation and Transfer Restrictions
Rider Charge	30	and Quarterly Rebalancing	52
Contract Maintenance Charge	30	When Investment Protector Ends	57
Withdrawal Charge	31	11. c Quarterly Value Death Benefit	58
Transfer Fee	33	11. d Bonus Option	59
Premium Tax	33	11. e Short Withdrawal Charge Option	59
Income Tax	33	11. f No Withdrawal Charge Option	60
Investment Option Expenses	33

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

12. Taxes	60	Lifetime Plus Benefit and Lifetime Plus II Benefit
Qualified and non-Qualified Contracts	60	Value Differences	79
Taxation of Annuity Contracts	61	5% Annual Increase and Enhanced 5%
Tax-Free Section 1-35 Exchanges	61	Annual Increase	80
13. Other Information	62	Enhanced 10-Year Value	80
Allianz Life	62	Manual Resets Under Lifetime Plus Benefit	81
The Separate Account	62	Automatic Resets Under Lifetime Plus II Benefit	81
Distribution	62	Lifetime Plus 10 Benefit’s 10% Annual Increase	82
Additional Credits for Certain Groups	63	Requesting Lifetime Plus Payments	83
Administration/Allianz Service Center	63	Calculating Your Lifetime Plus Payments	84
Legal Proceedings	64	Automatic Annual Lifetime Plus Payment Increases	86
Financial Statements	64	Investment Option Allocation and Transfer Restrictions
Status Pursuant to Securities Exchange Act of 1934	64	and Quarterly Rebalancing	87
14. Privacy and Security Statement	65	When a Lifetime Benefit Ends	88
15. Table of Contents of the Statement of Additional		Appendix E – Target Date Benefits	90
Information (SAI)	66	Removing a Target Date Benefit	91
Appendix A – Annual Operating Expenses for Each		Target Value Dates	91
Investment Option	67	Target Value	92
Appendix B – Condensed Financial Information	69	Investment Option Allocation and Transfer Restrictions
Appendix C – Effects of Partial Withdrawals and		and Quarterly Rebalancing	92
Lifetime Payments on the Values Available		When a Target Date Benefit Ends	97
Under the Contract	74	Appendix F – Original Quarterly Value Death Benefit	98
Appendix D – Lifetime Benefits	75	Appendix G – Previous Versions of Investment Protector
Removing a Lifetime Benefit	76	and Income Protector	98
Covered Person(s)	76	Investment Protector	98
Lifetime Plus Payment Overview	78	Income Protector	99
Benefit Base	79	For Service or More Information	100
Quarterly Anniversary Value	79

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

GLOSSARY
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

10% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Annual Increase – an amount used to determine the Benefit Base under Income Protector.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to calculate the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments.

Benefit Year – any period of twelve months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit that may be available for an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner’s 81st birthday (subject to a three-year vesting schedule). This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Bonus Value – the total Contract Value plus any unvested bonus amounts.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have a Bonus Option Contract, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit.

Excess Withdrawal – if you select Income Protector, this is the amount of any withdrawal you take while you are receiving Lifetime Plus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. If you have one of the previously available Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, received at the correct mailing address. If you have questions about the information we require, please contact the Service Center.

Highest Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Protector – an optional benefit that may be available for an additional charge that is intended to provide a payment stream for life in the form of partial withdrawals.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Investment Protector – an optional benefit that may be available for an additional charge. It is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

Lifetime Plus Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus II Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 10 Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under Income Protector or the previously available Lifetime Benefits.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

No Withdrawal Charge Option – an optional benefit that may be available for an additional charge that eliminates the Base Contract’s seven-year withdrawal charge.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – an amount used to determine the Quarterly Value Death Benefit and Benefit Base.

Quarterly Value Death Benefit – an optional benefit that may be available for an additional charge that is intended to provide an increased death benefit.

Rider Anniversary Value – an amount used to determine the Target Value.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus. The address for sending applications for new Contracts is listed on the application.

Short Withdrawal Charge Option – an optional benefit that may be available for an additional charge that shortens the Base Contract’s withdrawal charge period to four years.

Target Value – an amount used to determine the guarantee on the Target Value Date.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Traditional Death Benefit – the death benefit provided by the Base Contract.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(3)	Bonus Option(4),(5)	Short Withdrawal Charge Option(4)	No Withdrawal Charge Option(4)
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25 for each transfer after twelve.
Premium Tax(7)……………………………………...	0% to 3.5%
(as a percentage of each Purchase Payment)

OWNER PERIODIC EXPENSES

Contract Maintenance Charge(8)………………...	$50
(per Contract per year)

(1)
Each Contract Year you can withdraw 12% of your total Purchase Payments without incurring a withdrawal charge. This free withdrawal privilege is not available while you are receiving Lifetime Plus Payments (if applicable). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. For more information, see section 8, Access to Your Money – Free Withdrawal Privilege.

(2)
The amount subject to a withdrawal charge is the Withdrawal Charge Basis. It is equal to total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges. For more information, see section 7, Expenses – Withdrawal Charge.

(3)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(4)	Some optional benefits may not be available to you; check with your Financial Professional and see section 11, Selection of Optional Benefits.

(5)
Not currently available in Connecticut or Oregon. For previously issued Connecticut Contracts with the Bonus Option, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced. For more information, see section 7, Expenses – Withdrawal Charge.

(6)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. For more information, see section 7, Expenses – Transfer Fee.

(7)	We do not currently deduct this tax from your Contract Value, but we reserve the right to do so in the future. For more information, see section 7, Expenses – Premium Tax.

(8)	We waive this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. For more information, see section 7, Expenses – Contract Maintenance Charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

CONTRACT ANNUAL EXPENSES

	Mortality and Expense Risk (M&E) Charge(9)		Rider Charge(10) during the Accumulation Phase
	Accumulation Phase	Annuity Phase(11)	Current(12)	Maximum
BASE CONTRACT	1.40%	1.40%
Additional Charges for Optional Benefits(13)
Quarterly Value Death Benefit	0.30%
Bonus Option(14)	0.30%	0.30%
Short Withdrawal Charge Option	0.25%
No Withdrawal Charge Option	0.35%
Income Protector Single Lifetime Plus Payments Joint Lifetime Plus Payments			1.05% 1.20%	2.50% 2.75%
Investment Protector			0.90%	2.50%

(9)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. We assess the M&E charge during the Accumulation Phase and on amounts you apply to variable Annuity Payments during the Annuity Phase. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(10)
The rider charge is an annualized rate that is calculated and accrued on a daily basis and deducted quarterly. The charge is calculated as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector. The Benefit Base and Target Value are initially equal to the Contract Value and then fluctuate with additional Purchase Payments, withdrawals, and quarterly or annual increases. The rider charge reduces the Contract Value, but not any guaranteed values such as the Traditional Death Benefit value. For more information, see section 7, Expenses – Rider Charge.

(11)
The Contract allows Partial Annuitization. It is possible for the Contract to be in both the Accumulation and Annuity Phases simultaneously and have different M&E charges. For example, if you select the Quarterly Value Death Benefit and request a variable Partial Annuitization we assess an annual M&E charge of 1.40% on the annuitized part of the Contract, and an annual M&E charge of 1.70% on the accumulation part. For more information, see section 9, The Annuity Phase – Partial Annuitization.

(12)
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary subject to the maximum set out above and the minimum stated in section 7, Expenses – Rider Charge. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, or more than 0.35% for Investment Protector. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you to remove the benefit before the charge increases. For more information, see section 7, Expenses – Rider Charge.

(13)	We assess the additional M&E charge during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(14)	Not available in Connecticut or Oregon. If you take variable Annuity Payments during the Annuity Phase, the Bonus Option’s additional M&E charge continues until your Contract ends.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2010, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	1.70%

*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $50 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that we may waive this charge during the Accumulation Phase and Annuity Phase (when we make regular periodic payments, called Annuity Payments based on the life a person you designate, called the Annuitant), as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

The combination of benefits that produces the maximum potential fees and charges may vary from period to period due to the effect of the withdrawal charge. The Base Contract with Bonus Option has a withdrawal charge and the Base Contract with No Withdrawal Charge Option does not.

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$1,547*	$2,982*	$4,316*	$7,528**
0.54% (the minimum Investment Option operating expense)	$1,435*	$2,664*	$3,815*	$6,692**

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is one year after the date we issue the Contract (Issue Date) for Florida, and two years after the Issue Date in all other states.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$ 702**	$2,145**	$3,637**	$7,494**
0.54% (the minimum Investment Option operating expense)	$ 590**	$1,828**	$3,138**	$6,692**

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$ 702**	$2,145**	$3,637**	$7,494**
0.54% (the minimum Investment Option operating expense)	$ 590**	$1,828**	$3,138**	$6,692**

*
This expense is for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Protector with joint Lifetime Plus Payments, assuming an 8% simple interest for the Annual Increase under the Benefit Base (8.5% declining withdrawal charge, 2.0% M&E charge, and maximum rider charge of 2.75%). The current rider charge is 1.20%.

**
This expense is for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Income Protector with joint Lifetime Plus Payments, assuming an 8% simple interest for the Annual Increase under the Benefit Base (2.05% M&E charge and maximum rider charge of 2.75%).The current rider charge is 1.20%.

See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges for Contracts offered as of December 31, 2010. See the SAI Appendix for condensed financial information regarding the December 31, 2010 AUVs for other charges.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in a contract on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.) Depending upon market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you take Annuity Payments, we promise to make regular periodic payments to you or someone you designate (the Payee). We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase. During the Accumulation Phase, you can take withdrawals, and subject to certain restrictions, you can make additional Purchase Payments. During the Accumulation Phase you may be able to select one of the following optional benefits:

•	Income Protector provides guaranteed lifetime income payments called Lifetime Plus Payments. You can choose when Lifetime Plus Payments begin (the Benefit Date) subject to certain restrictions.

•	Investment Protector provides a level of protection for your principal and any annual investment gains, at a future point you select called the Target Value Date.

For more information on optional benefits, see section 11, Selection of Optional Benefits.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
The death of any Owner (or the Annuitant if the Contract is owned by a non-individual). The Accumulation Phase ends on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the surviving spouse continues the Contract.

A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares. A request is in “Good Order” when it contains all the information we require to process it. “Service Center” means the Allianz Service Center whose address and telephone number are listed at the back of this prospectus.

During the Annuity Phase, we make Annuity Payments to the Payee. You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments may change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments generally do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

STATE SPECIFIC CONTRACT RESTRICTIONS

If you purchase a Contract, it is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

NOTE: Contracts issued in Massachusetts with Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERSHIP

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. Any change of ownership is subject to our approval. Qualified Contracts, which are Contracts purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code, can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change is effective as of the date you sign the request. A change of ownership does not automatically change the Annuitant or the person you designate to receive any death benefit (the Beneficiary). Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

A Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (Non-Qualified Contract) can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. If the Annuitant of a jointly, individually owned Contract dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, we pay any death benefit to your estate.

NOTE: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

COVERED PERSON(S)

If you select Income Protector, we base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the initial annual maximum lifetime payment. When you select this benefit, you choose whether you want payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). Joint Covered Persons must be spouses within the meaning of federal law, both when we issue the Contract and during the Income Phase. Joint Lifetime Plus Payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

After the rider effective date you cannot add or replace a Covered Person. However, you can remove a joint Covered Person on a Contract Anniversary or a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the date Lifetime Plus Payments begin under Income Protector. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your rider charge. We change your charge to equal the current charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Covered Persons must continue to qualify as spouses under federal law while Income Protector is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we change the rider charge to equal the current charge for single Lifetime Plus Payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, Income Protector, any Lifetime Plus Payments and the Contract all end.

NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and Income Protector and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments end.

PAYEE

The Payee is the person you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided the Payee designation is consistent with federal and state laws and regulations.

ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be sent to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE: For Contracts with Income Protector, if you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

3.	PURCHASING THE CONTRACT

PURCHASE REQUIREMENTS

To purchase this Contract, all Owners and the Annuitant must be age 80 or younger on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

•	The minimum initial Purchase Payment due on the Issue Date is $10,000, or $25,000 with the No Withdrawal Charge Option.

•
If you select Income Protector or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot invest more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to invest the same amount prior to the first Contract Anniversary. We do not accept any additional Purchase Payments on or after;

–	the date Lifetime Plus Payments begin (Benefit Date) under Income Protector; and

–	the third rider anniversary under Investment Protector.

If you remove Income Protector or Investment Protector, these restrictions no longer apply.

•	If you do not select Income Protector or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

Once we receive your initial Purchase Payment and all necessary information, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If you do not give us all of the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the Purchase Payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center regardless of how or when you made the payment. We forward applications and Purchase Payments received at our home office address to the address listed on your application, which may delay processing.

NOTE:

•	For Contracts issued in Mississippi: We do not accept additional Purchase Payments on or after the first Contract Anniversary.

•
For Contracts issued in Massachusetts: If you select Investment Protector, we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove one of these benefits from your Contract.

•	If you select Income Protector or Investment Protector, total Purchase Payments of $1 million or more are subject to our prior review and approval.

FAXED APPLICATIONS

We accept faxed applications, but we currently do not accept applications delivered via email or our website. It is important to verify receipt of any faxed application. We are not liable for faxed applications that we do not receive. A manually signed faxed application is considered the same as an application delivered by mail. Our fax system may not always be available; any fax system can experience outages or slowdowns and may delay fax application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our faxed application policy at any time and for any reason.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have a Bonus Option Contract, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty by writing to us, or electronically by telephone, fax, or website at http://www.allianzlife.com. We do not currently accept future Purchase Payment allocation instructions from you through any other form of electronic communication. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone or fax, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. If you change your future allocation instructions on our website and are participating in the automatic investment plan, dollar cost averaging program or flexible rebalancing program, you must contact us separately to change directions for your plan or program. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and in section 11.a, Income Protector or section 11.b, Investment Protector. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month, with the following exception. If you begin Annuity Payments, AIP ends on the Business Day before the Income Date. If you select Income Protector, AIP ends on the Benefit Date. If you select Investment Protector, AIP ends on the third rider anniversary.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you select Bonus Option) monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment (including any applicable bonus) to the AZL Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Benefit Date when Lifetime Plus Payments begin, if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE: For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

FREE LOOK/RIGHT-TO-EXAMINE PERIOD

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). If you cancel within the allowed period, in most states we return your Contract Value as of the day we receive your cancellation request. This may be more or less than your initial Purchase Payment. If you cancel a Bonus Option Contract, you forfeit the entire bonus amount (see section 11.d, Bonus Option). In certain states where we are required to return Purchase Payments less withdrawals, or if you have an IRA Qualified Contract, we refund your Purchase Payments less withdrawals, or Contract Value, if greater. In states that require return of Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. If we do this, we return the greater of Purchase Payments less withdrawals, or Contract Value. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. For Owners in California age 60 or older, we return the greater of Purchase Payments less withdrawals, or Contract Value less fees and charges. In the Contract, the free look provision is also called the right-to-examine.

4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (the net asset value) for your selected Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 based on your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus), and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E reduces the accumulation unit value, not the number of accumulation units.

Each Business Day, we calculate changes to each subaccount's accumulation unit value to reflect:

•	changes in the value of underlying Investment Option shares,

•	dividends (including income and capital gains) declared by the Investment Option with an ex-dividend date of that Business Day, and

•	the deduction of the M&E charge.

For more detailed information about how we determine each subaccount’s accumulation unit value, see the Statement of Additional Information – Accumulation Unit Values.

COMPUTING CONTRACT VALUE AND BONUS VALUE

We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.50% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Global Investors Capital	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return	Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies with market capitalizations under $3.5 billion at the time of investment.
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations (in the range of companies included in the Russell 2000® Growth Index), that the subadviser believes have strong earnings growth potential.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector or Investment Protector.

•	We may choose not to allow you to make transfers during the free look/right-to-examine period.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector or section 11.b, Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices we determine after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices.

You can request transfers in writing, or electronically by telephone, fax, or website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

NOTE: For Partial Annuitizations, transfer instructions apply equally to the accumulation and all annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Impose redemption fees on short-term trading (or implement and administer an Investment Option’s redemption fees).

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector or Investment Protector.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can cast votes based on the dollar value of Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional votes.

•	We determine the number of shares you can vote.

•	You receive proxy materials, a voting instruction form, and periodic reports on your selected Investment Options.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values greater than the Contract Value are subject to our claims paying ability.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge on a daily basis, at an annualized rate of the Investment Options’ net asset value. Each Business Day during the Accumulation Phase, we deduct this charge from your Investment Options’ assets. We also deduct this charge during the Annuity Phase on amounts you apply to variable Annuity Payments. Your M&E charge is as follows.

	M&E Charge
	Accumulation Phase	Annuity Phase
BASE CONTRACT	1.40%	1.40%
Additional Charges for Optional Benefits
Quarterly Value Death Benefit	0.30%
Bonus Option	0.30%	0.30%
Short Withdrawal Charge Option	0.25%
No Withdrawal Charge Option	0.35%

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

RIDER CHARGE

If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Benefit Base under Income Protector or as a percentage of the Target Value under Investment Protector. The Benefit Base is the amount we use to calculate the initial annual maximum Lifetime Plus Payment.

We begin calculating the daily rider charge amount on the day after the rider effective date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we first deduct the accumulated rider charge for the current Contract quarter and then process the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge during the Accumulation Phase
	Maximum	Minimum	Current
Income Protector Single Lifetime Plus Payments Joint Lifetime Plus Payments	2.50% 2.75%	0.50% 0.50%	1.05% 1.20%
Investment Protector	2.50%	0.35%	0.90%

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of removing the benefit before the charge increases.

We deduct this charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable), and we deduct it proportionately from your selected Investment Options. We deduct the rider charge before we use the Contract Value to compute any of your Contract’s guaranteed values, but this charge does not directly decrease these guaranteed values. If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base or Target Value change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses.

During the Accumulation Phase, we waive this charge for all your Vision Contracts registered with the same social security or tax identification number if their total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you select fixed Annuity Payments and do not qualify for the waiver, we only deduct this charge once on the Income Date. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.

During the Accumulation Phase, we deduct this charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable), determined at the end of the last Business Day before the Contract Anniversary. We deduct this charge proportionately from your selected Investment Options before we use the Contract Value to compute any of your Contract’s guaranteed values, but this charge does not directly decrease these guaranteed values. During the Annuity Phase, we collect a portion of the charge out of each variable Annuity Payment.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

You are not subject to a withdrawal charge if you select the No Withdrawal Charge Option. We also do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; and Lifetime Plus Payments.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First, we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
If this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally, we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(1)	Bonus Option(2)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

(1)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(2)
Not currently available in Connecticut or Oregon. For previously issued Connecticut Contracts with the Bonus Option, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. For a full withdrawal, we deduct any applicable withdrawal charge as a percentage of the Withdrawal Charge Basis from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of other Contract charges, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

•	For Contracts issued in Florida: The withdrawal charge can not exceed 10% of the Contract Value.

TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector or Investment Protector.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct this fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We deduct this fee before we use the Contract Value to compute any of your Contract’s guaranteed values, but this fee does not directly decrease these guaranteed values.

PREMIUM TAX

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on Purchase Payments or amounts applied to Annuity Payments. We are responsible for paying this tax. Your Contract may indicate that we deduct this tax from your Contract Value. Currently, we do not deduct this tax, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments.

We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

If you select a Bonus Option Contract and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.d, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.

When you take a full withdrawal of the total Contract Value, we process your request on the Business Day we receive it in Good Order at our Service Center:

•	based on the values determined at the end of the day,

•	less any rider charge,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Example

•	You purchase a Bonus Option Contract, make an initial Purchase Payment of $100,000 and receive a $6,000 bonus.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$ 3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$ 57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
= ($53,530.05 – $12,000) / $110,600 =	x 0.380
Reduction in the unvested bonus due to the partial withdrawal (0.38 x $6,000)	$ 2,280
Unvested bonus after the partial withdrawal = $6,000 – $2,280 =	$ 3,720

FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. The minimum amount you can withdraw under this program is $500, and there is no maximum. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue the systematic withdrawal program at any time and for any reason.

NOTE:

•     Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or Lifetime Plus Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments while participating in the minimum distribution program, RMD payments end on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your Lifetime Plus Payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments.

NOTE:

•	You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.

•	The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

NOTE FOR CONTRACTS ISSUED IN:

•	Massachusetts – The waiver of withdrawal charge benefit is not available.

•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if the terminal illness was already diagnosed as of the Issue Date. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be more than $50.

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount that you selected. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make payments under the default option described in “Annuity Payments.” Upon Full Annuitization you no longer have Contract Value, a death benefit, or any other periodic withdrawals or payments other than Annuity Payments.

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For Contracts with Income Protector: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees do not apply.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Quarterly Value Death Benefit at Contract issue (see section 11.c, Quarterly Value Death Benefit). Death benefits are only available during the Accumulation Phase.

If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive both due proof of death and the death benefit payment election in Good Order at our Service Center. If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. We consider due proof of death to be any of the following: a copy of a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

We determine the Traditional Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit value.

The Traditional Death Benefit value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

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For Bonus Option Contracts: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If Option A (lump sum payment) is selected, we pay the amount within seven days of our receipt of due proof of death and a death benefit payment election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with their portion of the death benefit in his or her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue their portion of the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive in Good Order at our Service Center both due proof of death and death benefit payment election, we increase their portion of the Contract Value to equal their portion of the death benefit if that amount is greater. For Contracts with Income Protector or Investment Protector, a Contract Value increase may not increase the Benefit Base or Target Value. If the surviving spouse continues their portion of the Contract, he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries. However, if the surviving spouse is not a Covered Person and the Contract included Income Protector, both the benefit and any Lifetime Plus Payments end. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit. We do not deduct the contract maintenance charge.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment over the Beneficiary’s lifetime, or over a period not extending beyond the Beneficiary’s life expectancy. This means only Annuity Options 1, 2 and 5 are available. Distribution must begin within one year of the date of the Owner’s death. We waive the contract maintenance charge on any portion of the death benefit applied to fixed Annuity Payments, or if the Contract Value on the Income Date is at least $100,000. We continue to assess the full contract maintenance charge on each Beneficiary’s death benefit portion applied to variable Annuity Payments if they do not qualify for the waiver.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

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Income Protector. This benefit provides guaranteed lifetime income payments (called Lifetime Plus Payments) with continued access to both Contract Value and a death benefit for a period of time as described in section 11.a, Income Protector.

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Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains, assuming you hold the Contract for the required period, as described in section 11.b, Investment Protector.

•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in section 11.c, Quarterly Value Death Benefit.

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Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule as described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in section 11.e, Short Withdrawal Charge Option.

•	No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in section 11.f, No Withdrawal Charge Option.

•	Lifetime Benefits and Target Date Benefits. These benefits are no longer available. Please see Appendix D for information on Lifetime Benefits, and Appendix E for information on Target Date Benefits.

At issue you first select one of the following: Base Contract, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option. You then choose whether to add the Quarterly Value Death Benefit to your Contract. After we issue the Contract, you cannot remove any of these optional benefits from your Contract.

If you select the No Withdrawal Charge Option or Quarterly Value Death Benefit you must also select Income Protector or Investment Protector at issue. Otherwise, you can select Income Protector or Investment Protector at issue, or on a Quarterly Anniversary (if available). Income Protector is available before the older Covered Person’s 81st birthday. Investment Protector is available before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Once selected, you can remove your benefit subject to certain restrictions. If you select the No Withdrawal Charge Option, you can only remove the additional required benefit if we increase the rider charge, or if you simultaneously replace your selected additional required benefit (e.g., Income Protector) with another additional required benefit (e.g., Investment Protector). If you remove Income Protector or Investment Protector from your Contract, it is not available for future selection.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Before the Benefit Date, replace one of the previously available Lifetime Benefits with Investment Protector if your Contract did not previously include a Target Date Benefit.

•	Replace one of the previously available Target Date Benefits with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Investment Protector with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Income Protector with Investment Protector if your Contract did not previously include a Target Date Benefit.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. If you select the No Withdrawal Charge Option, any replacement of Investment Protector or Income Protector must happen simultaneously. The guarantees of the new benefit may be more or less than the benefit you are replacing.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value)
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the charges?	The current rider charge for single Lifetime Plus Payments is 1.05% of the Benefit Base, or 1.20% for joint Lifetime Plus Payments.	The current rider charge is 0.90% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first quarter, without our prior approval.	We only accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first quarter, without our prior approval.
Do we restrict allocations and transfers?	Yes, and the restrictions are set when you select the benefit and do not change over time.	Yes, and the restrictions change over time.
Is there a waiting period to access the benefit?	No, if the Covered Person(s) meet the minimum exercise age requirement when you select the benefit.	The earliest available initial Target Value Date is ten years after you select the benefit (the tenth rider anniversary).
Is there a mandatory beginning date?	No, but if you do not begin taking Lifetime Plus Payments during the eligibility period, the benefit ends.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every five years.
What are the guaranteed values?
The Benefit Base determines the initial Lifetime Plus Payment. It is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, this benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Joint Lifetime Plus Payments are not available if there is more than a 30-year age difference between Covered Persons.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you select the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

•
If you select this benefit, we restrict additional Purchase Payments and Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

SELECTING INCOME PROTECTOR

You can select Income Protector at issue or on any subsequent Quarterly Anniversary once before the older Covered Person’s 81st birthday. Covered Person(s) are discussed in section 2, Ownership.

You can select Income Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the rider effective date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you selected the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you select the No Withdrawal Charge Option, you can only remove this benefit if we increase the rider charge, or if you simultaneously replace it with Investment Protector.

You can remove Income Protector by completing the appropriate form. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

•
quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater (Annual Increase).

We determine your payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We establish your Contract’s Annual Maximum Lifetime Plus Payment Table on the rider effective date and we cannot change it. The current Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 – 79	4.5%
80+	5.5%
In the future, we may change the Annual Maximum Lifetime Plus Payment Table for newly issued Contracts. The minimum payment percentage that we may offer in the future is 3% and the maximum is 8%. We may also add payment percentages for age bands that begin as low as age 50, or as high as age 85.

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

NOTE: For Contracts issued in Delaware and Minnesota, the maximum payment percentage we may offer in the future is 6%.

BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the guarantee years, we apply a simple interest increase of one-fourth of the annual increase percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the guarantee years.

We establish your Contract’s number of guarantee years and annual increase percentage on the rider effective date and we cannot change them. The guarantee years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The current number of guarantee years is 30, the current annual increase percentage is 8%, and the current quarterly simple interest increase is 2%. In the future, we may change the number of guarantee years and annual increase percentage for newly issued Contracts. The minimum number of guarantee years that we may offer in the future is five and the maximum is 30. The minimum annual increase percentage that we may offer in the future is 4% and the maximum is 10%, which means the minimum quarterly simple interest increase we may offer in the future is 1% and the maximum is 2.5%.

If the rider effective date is the Issue Date, both the Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the maximum rider anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The annual increase percentage we set on the rider effective date divided by four;

c =	The increase base at the end of the prior Business Day; and

d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day.

The maximum rider anniversary is the Quarterly Anniversary that occurs on the number of guarantee years after the rider effective date. For example, if the Issue Date is June 1, 2009, the rider effective date is September 1, 2009, and the number of guarantee years is 30 years, then the maximum rider anniversary is September 1, 2039.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

We then compare this Annual Increase to the Contract Value at the end of the prior Business Day and increase both the Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Bonus Option Contracts, unvested bonus amounts are not included in the Quarterly Anniversary Value or Annual Increase, or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Issue Date and we cannot change it. The current minimum exercise age is age 60. In the future, we may change the minimum exercise age for newly issued Contracts to be as low as age 50 or as high as age 85.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you select the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview”). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, this benefit ends.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an additional withdrawal of $1,000 in the same year. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total Lifetime Plus Payment is most likely subject to ordinary income tax. For both Qualified and Non-Qualified Contracts, if we reduce the minimum exercise age in the future to below age 59½, and any Owner is younger than age 59½ while receiving Lifetime Plus Payments, the payments may be subject to a 10% federal penalty tax. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Internal Revenue Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% federal penalty tax.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

We establish your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We currently require you to allocate 100% of your total Contract Value to Investment Option Group C. In the future, we could offer additional Investment Option groups with as few as five total Investment Options in all groups. If we offer multiple Investment Option groups in the future, we may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Income Protector Investment Option Group C
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME PROTECTOR ENDS

Before the Benefit Date, Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, the date of death of any Joint Owner. This means Income Protector may end even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

On and after the Benefit Date, Income Protector ends on the earliest of the following.

•	The rider termination date we process your request to remove this benefit from your Contract (only available while your Contract Value is positive).

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment is less than $100.

•	The Benefit Anniversary that your annual maximum Lifetime Plus Payment is less than $100 due to an Excess Withdrawal.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means Income Protector may end even if the sole Covered Person is still alive.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, this benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and this benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	When the Contract ends.

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select is the tenth rider anniversary and subsequent Target Value Dates occur on every subsequent fifth rider anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you select the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict additional Purchase Payment and Contract Value allocations and transfers and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between rider anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

SELECTING INVESTMENT PROTECTOR

You can select Investment Protector at issue or on any subsequent Quarterly Anniversary once before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual).

You can select Investment Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the rider effective date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you selected the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE: For Contracts issued in Massachusetts, Investment Protector is only available at issue.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you select the No Withdrawal Charge Option, you can only remove this benefit if we increase the rider charge, or if you simultaneously replace it with Income Protector.

You can remove Investment Protector by completing the appropriate form. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the tenth rider anniversary, and the latest date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Subsequent Target Value Dates occur on every fifth rider anniversary after the initial Target Value Date while this benefit is in effect.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 and you are still age 70. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date (or on the next Business Day if this date is not a Business Day), we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

Initial Target Value Date Resets

After the rider effective date, you can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the rider anniversary that we process your reset request. The earliest new initial Target Value Date is ten rider anniversaries after we process your request, and the latest available date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding rider anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a rider anniversary. If we receive your request outside this time period, we reject your request. The reset date is the rider anniversary that we process your request.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the current guarantee percentage, or one of the following:

•	if you select the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
if you select the benefit after issue, the Contract Value at the end of the last Business Day before the rider effective date, plus all Purchase Payments received on or after the rider effective date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the rider effective date.

•
if you reset the initial Target Value Date, the Contract Value at the end of the last Business Day before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges. We establish your Contract’s guarantee percentage on the rider effective date and we cannot change it. The current guarantee percentage is 100%. In the future, we may change the guarantee percentage for newly issued Contracts to as low as 80%, but it cannot be greater than 100%.

If the rider effective date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each rider anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, unvested bonus amounts are not included in the Target Value or the Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We establish your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

These are the current Investment Option groups. In the future, we may change the Investment Options that make up these groups. The minimum number of Investment Option Groups we may offer in the future is one, and the minimum total number of Investment Options we may offer in all groups is five.

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund

AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio
Templeton Growth Securities Fund

Group Y
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio PIMCO VIT Real Return Portfolio PIMCO VIT Total Return Portfolio PIMCO VIT Uncontstrained Bond Portfolio Templeton Global Bond Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

The maximum allowed Contract Value allocation for Investment Option Groups A and B/X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2 : Investment Protector

Maximum Percentage of Contract Value Allowed in Investment Option Groups A and B/X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

11. c QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. You can select this benefit at issue and once you select it you cannot remove it from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•	Requires selection of Income Protector or Investment Protector.

•	The Quarterly Value Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional.

•
If you select Income Protector, your Contract Value decreases with each Lifetime Plus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains. These deductions also directly reduce the Quarterly Anniversary Value.

•
For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

11. d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if Owner is a non-individual), subject to a three-year vesting schedule. You can select the Bonus Option at issue and once you select it you cannot remove it from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value and are always 100% vested.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you loose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

*	Including Partial Annuitizations, Lifetime Plus Payments, and Excess Withdrawals.

NOTE:

•	Not available if you select the Short Withdrawal Charge Option or No Withdrawal Charge Option, or in Connecticut or Oregon.

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•
The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements. Please discuss this benefit’s appropriateness with your Financial Professional and tax adviser.

11 .e SHORT WITHDRAWAL CHARGE OPTION

We designed the Short Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years. You can select the Short Withdrawal Charge Option at issue and once you select it you cannot remove it from your Contract. This benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•	Not available if you select the Bonus Option or No Withdrawal Charge Option.

•
If you do not take a withdrawal in the fifth through seventh years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages. Please discuss this benefit’s appropriateness with your Financial Professional.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

11. f NO WITHDRAWAL CHARGE OPTION

We designed the No Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit eliminates the Base Contract’s withdrawal charge. You can select the No Withdrawal Charge Option at issue and once you select it you cannot remove it from your Contract. The No Withdrawal Charge Option ends when the Accumulation Phase ends. This benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses. It also requires a higher initial Purchase Payment ($25,000 rather than $10,000).

NOTE:

•	Not available if you select the Bonus Option or Short Withdrawal Charge Option.

•
Requires selection of Income Protector or Investment Protector, and you can only remove the additional required benefit if we increase the rider charge, or you can simultaneously replace it. This benefit may not be appropriate if you do not intend to exercise the additional required benefit.

•
If you do not take a withdrawal in the first seven years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages. Please discuss this benefit’s appropriateness with your Financial Professional.

12.	TAXES

This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

Currently, we offer the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualifed retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.

You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out.

•
When you take money out, earnings are generally subject to Federal income tax and applicable state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	You are taxed on earnings at an ordinary income tax rate, rather than at a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•	If you take partial withdrawals from your Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you annuitize your Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	Lifetime Plus Payments are taxed as partial withdrawals.

•
If you take out earnings before age 59½, you may be subject to a Federal 10% penalty tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one taxable year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code. Federally recognized spouses are given specialized treatment in receipt of payments.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you select the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

13.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

14.	PRIVACY AND SECURITY STATEMENT

2011
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

This will ensure the identity of the person requesting your information. You may also make your request through our secure website.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address or contact us via the secured website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Insurance Company of New York

•	Allianz Investment Management LLC

•	Allianz Life Financial Services, LLC

•	Questar Asset Management, Inc.

•	Questar Capital Corporation

M40018 (12/2010)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	5	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	6	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	12
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	18
Corporations…………………………………………………...	8

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL Allianz AGIC Opportunity Fund	.85	.25	–	.10	–	1.20
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.09	–	1.14
AZL International Index Fund	.35	.25	–	.23	–	.83
AZL Mid Cap Index Fund	.25	.25	–	.12	–	.62
AZL Money Market Fund	.35	.25	–	.10	–	.70
AZL S&P 500 Index Fund – Class 2.17		.25	–	.12	–	.54
AZL Small Cap Stock Index Fund	.26	.25	–	.14	–	.65
BlackRock Global Allocation V.I. Fund – Class 3.65		.25	–	.06	.02	.98
COLUMBIA
AZL Columbia Mid Cap Value Fund	.75	.25	–	.10	.01	1.11
AZL Columbia Small Cap Value Fund – Class 2.90		.25	–	.12	–	1.27
DAVIS
AZL Davis NY Venture Fund – Class 2.75		.25	–	.08	–	1.08
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DREYFUS
AZL Dreyfus Equity Growth Fund	.77	.25	–	.09	–	1.11
EATON VANCE
AZL Eaton Vance Large Cap Value Fund	.75	.25	–	.09	–	1.09
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.55	1.05
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.65	1.15
FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund	.75	.25	–	.09	–	1.09
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.31	–	1.26
Franklin High Income Securites Fund – Class 2.54		.25	–	.07	–	.86
Franklin Income Securities Fund – Class 2.45		.25	–	.02	–	.72
Franklin Templeton VIP Founding Funds Allocation Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin U.S. Government Fund – Class 2.48		.25	–	.04	–	.77
Mutual Global Discovery Securities Fund – Class 2.80		.25	–	.20	–	1.25
Mutual Shares Securities Fund – Class 2.60		.25	–	.14	–	.99
Templeton Global Bond Securities Fund – Class 2.46		.25	–	.09	–	.80
Templeton Growth Securities Fund – Class 2.74		.25	–	.03	–	1.02
GATEWAY
AZL Gateway Fund(2)	.80	.25	–	.54	.02	1.61
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.10	.01	1.11
AZL Invesco Growth and Income Fund	.76	.25	–	.10	–	1.11
AZL Invesco International Equity Fund	.90	.25	–	.13	.01	1.29
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.14	–	1.34
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.09	–	1.14
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.10	–	1.10

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.18	–	1.33
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.10	–	1.15
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class(2)	1.10	.25	–	.02	.02	1.39
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.66	1.235
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class(1)	.74	–	.15	.04	.12	1.05
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class(1)	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	.04	–	.94
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.01	–	.91
PIMCO VIT Global Multi-Asset Portfolio – Admin. Class	.95	–	.15	–	.54	1.64
PIMCO VIT High Yield Portfolio – Admin. Class(1)	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class(1)	.50	–	.15	.01	–	.66
PIMCO VIT Total Return Portfolio – Admin. Class(1)	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	.04	–	1.09
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.22	–	1.70
TURNER
AZL Turner Quantitative Small Cap Growth Fund	.85	.25	–	.12	–	1.22
(1)	“Other Expenses” reflect interest expense.

(2)	“Other Expenses” reflect estimated expenses for the fund’s first fiscal year.

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.05	.10	.66	.76
AZL Fusion Balanced Fund	.20	–	.04	.24	.87	1.11
AZL Fusion Conservative Fund	.20	–	.14	.34	.80	1.14
AZL Fusion Growth Fund	.20	–	.04	.24	1.00	1.24
AZL Fusion Moderate Fund	.20	–	.04	.24	.93	1.17
AZL Growth Index Strategy Fund	.05	–	.03	.08	.64	.72

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract offered by this prospectus as of the end of the most recent calendar year is listed in the tables below. A separate rider charge may also apply to your Contract if you select Investment Protector or Income Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	M&E Charge
Allianz Vision – Base Contract	1.40%
Allianz Vision – Base Contract with No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
1.40%	12/31/2007	N/A	16.672	85	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.672	8.688	117		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.688	13.545	22		12/31/2009	N/A	12.885	0
	12/31/2010	13.545	15.865	72		12/31/2010	12.885	14.995	3
AZL Balanced Index Strategy Fund
1.40%	12/31/2009	N/A	10.035	338	2.05%	12/31/2009	N/A	10.022	0
	12/31/2010	10.035	10.934	2326		12/31/2010	10.022	10.850	14
AZL BlackRock Capital Appreciation Fund
1.40%	12/31/2007	N/A	13.110	84	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.110	8.225	144		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.225	10.987	266		12/31/2009	N/A	10.658	0
	12/31/2010	10.987	12.914	1180		12/31/2010	10.658	12.447	3
AZL Columbia Mid Cap Value Fund
1.40%	12/31/2007	N/A	10.319	116	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.319	4.869	168		12/31/2008	N/A	N/A	N/A
	12/31/2009	4.869	6.352	110		12/31/2009	N/A	6.202	0
	12/31/2010	6.352	7.683	482		12/31/2010	6.202	7.453	5
AZL Columbia Small Cap Value Fund
1.40%	12/31/2007	N/A	12.439	55	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.439	8.330	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.330	10.243	19		12/31/2009	N/A	9.872	0
	12/31/2010	10.243	12.719	181		12/31/2010	9.872	12.180	2

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Davis NY Venture Fund
1.40%	12/31/2007	N/A	13.555	259	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.555	7.952	394		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.952	10.338	219		12/31/2009	N/A	9.804	0
	12/31/2010	10.338	11.422	782		12/31/2010	9.804	10.762	14
AZL Dreyfus Equity Growth Fund
1.40%	12/31/2007	N/A	11.526	106	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.526	6.634	164		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.634	8.816	92		12/31/2009	N/A	8.360	0
	12/31/2010	8.816	10.686	206		12/31/2010	8.360	10.068	1
AZL Eaton Vance Large Cap Value Fund
1.40%	12/31/2007	N/A	12.386	130	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.386	7.794	167		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.794	9.724	66		12/31/2009	N/A	9.191	0
	12/31/2010	9.724	10.531	258		12/31/2010	9.191	9.889	22
AZL Franklin Small Cap Value Fund
1.40%	12/31/2007	N/A	17.485	185	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	17.485	11.426	219		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.426	14.716	48		12/31/2009	N/A	14.091	0
	12/31/2010	14.716	18.446	230		12/31/2010	14.091	17.548	2
AZL Franklin Templeton Founding Strategy Plus Fund
1.40%	12/31/2009	N/A	10.218	321	2.05%	12/31/2009	N/A	10.205	0
	12/31/2010	10.218	11.085	5059		12/31/2010	10.205	11.000	32
AZL Fusion Balanced Fund
1.40%	12/31/2007	N/A	12.121	800	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.121	8.672	958		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.672	10.836	1224		12/31/2009	N/A	10.512	7
	12/31/2010	10.836	11.868	7445		12/31/2010	10.512	11.439	30
AZL Fusion Conservative Fund
1.40%	12/31/2009	N/A	10.154	80	2.05%	12/31/2009	N/A	10.141	0
	12/31/2010	10.154	11.111	1982		12/31/2010	10.141	11.025	46
AZL Fusion Growth Fund
1.40%	12/31/2007	N/A	12.813	1535	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.813	7.715	1797		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.715	10.057	379		12/31/2009	N/A	9.756	0
	12/31/2010	10.057	11.197	416		12/31/2010	9.756	10.792	0
AZL Fusion Moderate Fund
1.40%	12/31/2007	N/A	12.396	1150	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.396	8.219	1197		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.219	10.490	4499		12/31/2009	N/A	10.176	10
	12/31/2010	10.490	11.559	24406		12/31/2010	10.176	11.140	97
AZL Gateway Fund
1.40%	12/31/2010	N/A	10.102	494	2.05%	12/31/2010	N/A	10.058	1
AZL Growth Index Strategy Fund
1.40%	12/31/2009	N/A	10.067	385	2.05%	12/31/2009	N/A	10.054	0
	12/31/2010	10.067	11.259	6293		12/31/2010	10.054	11.172	69
AZL International Index Fund
1.40%	12/31/2009	N/A	9.761	56	2.05%	12/31/2009	N/A	9.748	0
	12/31/2010	9.761	10.310	248		12/31/2010	9.748	10.230	1
AZL Invesco Equity and Income Fund
1.40%	12/31/2007	N/A	12.832	452	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.832	9.627	470		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.627	11.662	896		12/31/2009	N/A	11.240	0
	12/31/2010	11.662	12.850	4038		12/31/2010	11.240	12.305	52

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Growth and Income Fund
1.40%	12/31/2007	N/A	14.291	105	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.291	9.462	155		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.462	11.537	90		12/31/2009	N/A	10.904	0
	12/31/2010	11.537	12.783	276		12/31/2010	10.904	12.004	2
AZL Invesco International Equity Fund
1.40%	12/31/2007	N/A	19.830	240	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.830	11.438	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.438	15.150	173		12/31/2009	N/A	14.412	0
	12/31/2010	15.150	16.810	307		12/31/2010	14.412	15.888	0
AZL JPMorgan International Opportunities Fund
1.40%	12/31/2007	N/A	19.359	276	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.359	13.637	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	13.637	16.987	119		12/31/2009	N/A	16.265	0
	12/31/2010	16.987	17.747	226		12/31/2010	16.265	16.883	0
AZL JPMorgan U.S. Equity Fund
1.40%	12/31/2007	N/A	12.939	81	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.939	7.824	99		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.824	10.316	58		12/31/2009	N/A	9.943	0
	12/31/2010	10.316	11.492	165		12/31/2010	9.943	11.004	3
AZL MFS Investors Trust Fund
1.40%	12/31/2007	N/A	14.871	169	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.871	8.782	282		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.782	13.147	89		12/31/2009	N/A	12.754	0
	12/31/2010	13.147	14.391	135		12/31/2010	12.754	13.871	3
AZL Mid Cap Index Fund
1.40%	12/31/2010	N/A	10.670	266	2.05%	12/31/2010	N/A	10.624	8
AZL Money Market Fund
1.40%	12/31/2007	N/A	11.125	661	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.125	11.238	1156		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.238	11.106	2332		12/31/2009	N/A	10.412	12
	12/31/2010	11.106	10.952	6107		12/31/2010	10.412	10.202	36
AZL Morgan Stanley Global Real Estate Fund
1.40%	12/31/2007	N/A	10.852	194	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.852	5.796	287		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.796	8.013	82		12/31/2009	N/A	7.824	0
	12/31/2010	8.013	9.550	203		12/31/2010	7.824	9.264	3
AZL Morgan Stanley Mid Cap Growth Fund
1.40%	12/31/2007	N/A	16.193	253	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.193	8.220	403		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.220	12.780	116		12/31/2009	N/A	12.079	0
	12/31/2010	12.780	16.698	390		12/31/2010	12.079	15.680	3
AZL S&P 500 Index Fund
1.40%	12/31/2007	N/A	9.882	184	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.882	6.079	316		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.079	7.514	623		12/31/2009	N/A	7.385	0
	12/31/2010	7.514	8.489	1117		12/31/2010	7.385	8.289	2
AZL Schroder Emerging Markets Equity Fund
1.40%	12/31/2007	N/A	13.455	392	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.455	6.384	584		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.384	10.813	153		12/31/2009	N/A	10.558	0
	12/31/2010	10.813	11.985	605		12/31/2010	10.558	11.627	3
AZL Small Cap Stock Index Fund
1.40%	12/31/2007	N/A	9.329	122	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.329	6.353	177		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.353	7.821	70		12/31/2009	N/A	7.686	0
	12/31/2010	7.821	9.678	280		12/31/2010	7.686	9.449	2

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Turner Quantitative Small Cap Growth Fund
1.40%	12/31/2007	N/A	12.772	35	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.772	7.135	48		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.135	9.244	17		12/31/2009	N/A	8.968	0
	12/31/2010	9.244	11.744	55		12/31/2010	8.968	11.319	0
BlackRock Global Allocation V.I. Fund
1.40%	12/31/2008	N/A	7.919	152	2.05%	12/31/2008	N/A	N/A	N/A
	12/31/2009	7.919	9.443	3219		12/31/2009	N/A	9.341	14
	12/31/2010	9.443	10.220	25882		12/31/2010	9.341	10.044	293
Davis VA Financial Portfolio
1.40%	12/31/2007	N/A	15.832	42	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	15.832	8.373	79		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.373	11.657	33		12/31/2009	N/A	10.929	0
	12/31/2010	11.657	12.771	22		12/31/2010	10.929	11.896	0
Franklin High Income Securities Fund
1.40%	12/31/2007	N/A	25.387	62	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	25.387	19.180	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	19.180	26.989	161		12/31/2009	N/A	23.553	1
	12/31/2010	26.989	30.142	857		12/31/2010	23.553	26.134	20
Franklin Income Securities Fund
1.40%	12/31/2007	N/A	48.490	437	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	48.490	33.635	450		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.635	44.972	73		12/31/2009	N/A	39.246	1
	12/31/2010	44.972	49.967	81		12/31/2010	39.246	43.323	2
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%	12/31/2007	N/A	9.246	450	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.246	5.847	589		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.847	7.510	259		12/31/2009	N/A	7.389	0
	12/31/2010	7.510	8.165	437		12/31/2010	7.389	7.981	3
Franklin U.S. Government Fund
1.40%	12/31/2007	N/A	26.205	33	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	26.205	27.800	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	27.800	28.262	84		12/31/2009	N/A	24.685	2
	12/31/2010	28.262	29.342	490		12/31/2010	24.685	25.462	5
Mutual Global Discovery Securities Fund
1.40%	12/31/2007	N/A	29.830	287	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	29.830	21.045	323		12/31/2008	N/A	N/A	N/A
	12/31/2009	21.045	25.590	122		12/31/2009	N/A	23.493	2
	12/31/2010	25.590	28.252	377		12/31/2010	23.493	25.768	5
Mutual Shares Securities Fund
1.40%	12/31/2007	N/A	24.148	677	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	24.148	14.975	744		12/31/2008	N/A	N/A	N/A
	12/31/2009	14.975	18.614	116		12/31/2009	N/A	17.088	0
	12/31/2010	18.614	20.410	316		12/31/2010	17.088	18.615	6
PIMCO EqS Pathfinder Portfolio
1.40%	12/31/2010	N/A	10.337	39	2.05%	12/31/2010	N/A	10.292	0
PIMCO VIT All Asset Portfolio
1.40%	12/31/2007	N/A	12.953	73	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.953	10.749	91		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.749	12.886	470		12/31/2009	N/A	12.419	4
	12/31/2010	12.886	14.370	3073		12/31/2010	12.419	13.760	42
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%	12/31/2007	N/A	12.816	100	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.816	7.103	216		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.103	9.913	118		12/31/2009	N/A	9.617	0
	12/31/2010	9.913	12.173	458		12/31/2010	9.617	11.732	4
PIMCO VIT Emerging Markets Bond Portfolio
1.40%	12/31/2007	N/A	12.287	67	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.287	10.347	73		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.347	13.324	300		12/31/2009	N/A	12.925	2
	12/31/2010	13.324	14.738	2224		12/31/2010	12.925	14.204	32

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%	12/31/2007	N/A	10.440	102	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.440	10.208	143		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.208	11.763	171		12/31/2009	N/A	11.411	0
	12/31/2010	11.763	12.952	1154		12/31/2010	11.411	12.483	20
PIMCO VIT Global Multi-Asset Portfolio
1.40%	12/31/2009	N/A	10.011	325	2.05%	12/31/2009	N/A	9.998	0
	12/31/2010	10.011	10.992	4428		12/31/2010	9.998	10.908	26
PIMCO VIT High Yield Portfolio
1.40%	12/31/2007	N/A	14.297	57	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.297	10.779	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.779	14.927	383		12/31/2009	N/A	13.965	6
	12/31/2010	14.927	16.855	1929		12/31/2010	13.965	15.699	20
PIMCO VIT Real Return Portfolio
1.40%	12/31/2007	N/A	12.324	78	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.324	11.295	140		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.295	13.187	293		12/31/2009	N/A	12.627	2
	12/31/2010	13.187	14.058	1884		12/31/2010	12.627	13.374	57
PIMCO VIT Total Return Portfolio
1.40%	12/31/2007	N/A	14.986	208	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.986	15.486	263		12/31/2008	N/A	N/A	N/A
	12/31/2009	15.486	17.420	620		12/31/2009	N/A	16.331	8
	12/31/2010	17.420	18.572	4986		12/31/2010	16.331	17.299	56
Templeton Global Bond Securities Fund
1.40%	12/31/2007	N/A	32.376	113	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	32.376	33.906	120		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.906	39.681	193		12/31/2009	N/A	34.630	2
	12/31/2010	39.681	44.783	1208		12/31/2010	34.630	38.828	10
Templeton Growth Securities Fund
1.40%	12/31/2007	N/A	29.538	482	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	29.538	16.799	542		12/31/2008	N/A	N/A	N/A
	12/31/2009	16.799	21.718	113		12/31/2009	N/A	19.597	0
	12/31/2010	21.718	23.000	214		12/31/2010	19.597	20.619	0

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments) when the Contract Value is $100,000.

Partial Withdrawal	Contract Value	Traditional Death Benefit value	Benefit Base	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900

Lifetime Plus Payments reduce the Contract Value on a dollar for dollar basis and reduce guaranteed values, except for the Benefit Base, by the percentage of Contract Value withdrawn. Lifetime Plus Payments do not reduce the Benefit Base or the annual maximum payment.

The following example assumes you select Income Protector, you are the sole Covered Person, begin Lifetime Plus Payments at age 62 when the Benefit Base is $120,000, and take the annual maximum payment Lifetime Plus Payment of $4,800 (4% of the $120,000 Benefit Base) on the Benefit Date when the Contract Value is $97,000.

Lifetime Plus Payment	Contract Value	Traditional Death Benefit value	Benefit Base
Prior to payment	$ 97,000	$ 85,500	$ 120,000
$4,800 payment		–[($4,800/ 97,000) x 85,500)]
	– $4,800	=– $4,231	no change
After payment	$ 92,200	$ 81,269	$ 120,000

An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment on the next Benefit Anniversary.

Continuing from the Lifetime Plus Payment example, assume you take a $5,000 partial Excess Withdrawal later in the first payment year (Benefit Year) when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit value	Benefit Base	Next anniverary’s annual maximum payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800
$5,000 withdrawal		–[($5,000/ 92,000) x 81,269)]	–[($5,000/ 92,000) x 120,000)]	–[($5,000/ 92,000) x 4,800)]
	– $5,000	=– $4,417	=– $6,522	=– $261
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

APPENDIX D – LIFETIME BENEFITS

We previously offered three Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 25, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

	Current M&E Charge(1)	Maximum M&E Charge(1)
Additional M&E Charge for Optional Benefits(2)
Lifetime Plus Benefit (available before April 1, 2009)(3)
Single Lifetime Plus Payments	0.70%	1.50%(4)
Joint Lifetime Plus Payments	0.85%	1.65%(5)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available from January 26, 2009 until March 31, 2009)
Single Lifetime Plus Payments	0.95%	1.60%(4)
Joint Lifetime Plus Payments	1.10%	1.75%(5)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available before January 26, 2009)
Single Lifetime Plus Payments(6)	0.80%	1.60%(4)
Joint Lifetime Plus Payments(7)	0.95%	1.75%(5)

(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.

(4)	This is the maximum charge we could impose if you remove a Covered Person, if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(5)	This is the maximum charge we could impose if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

•
If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries(2) upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available in Nevada.

(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you select a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or

•	requesting a Full Annuitization.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the initial annual maximum lifetime payment. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person on a Contract Anniversary or a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and your Lifetime Benefit and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For joint Lifetime Plus Payments: Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin, the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).

•
for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit’s 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%

In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES

The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.

If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day before the tenth rider anniversary (or tenth reset anniversary), we adjust each annual increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On the first rider anniversary (or first reset anniversary), each annual increase is equal to:

b + (1.05 x (a – b))

Where:

a = The annual increase at the end of the prior Business Day; and

b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth rider anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:

d + [1.05 x ((c – d) + (0.05 x e)]

Where:

c = The annual increase at the end of the prior Business Day;

d = Purchase Payments* received during the last Contract Year; and

e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Business Day on or after the tenth rider anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.

NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.

The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth rider anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth rider anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.

If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

On the eleventh and later rider anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.

For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, we reserve the right to declare a new additional M&E charge for Lifetime Plus Benefit upon a manual reset. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT

While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 91st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

Upon an automatic reset, we reserve the right to declare a new additional M&E charge for Lifetime Plus II Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus II Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus II Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT’S 10% ANNUAL INCREASE

While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.

On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the 20th rider anniversary, the 10% Annual Increase is equal to:

a + 0.025 (b – c)

Where:

a = The 10% Annual Increase at the end of the prior Business Day;

b = The increase base at the end of the prior Business Day; and

c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

Upon a reset, we reserve the right to declare a new additional M&E charge for the Lifetime Plus 10 Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus 10 Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.

If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

**	We do not increase your Lifetime Benefit’s additional M&E charge for Contracts issued in Nevada.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends.

For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year’s annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, we reserve the right to declare a new additional M&E charge for your Lifetime Benefit on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if you receive an annual Lifetime Plus Payment increase. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if your Lifetime Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the annual payment increase. If you decline the payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increase. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A: AZL Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Before the Benefit Date, your Lifetime Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your benefit ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

On and after the Benefit Date, your Lifetime Benefit ends on the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and your benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your Lifetime Benefit ends as of this date of death.

•	When the Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

APPENDIX E – TARGET DATE BENEFITS

We previously offered two Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Additional M&E Charge(1)
Optional Benefits(2)
Target Date 10 Benefit	0.55%
Target Date Retirement Benefit	0.40%
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth rider anniversary and under Target Date Retirement Benefit it is the seventh rider anniversary. Each rider anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent rider anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you select a Target Date Benefit.

•	If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. However, in all states except Massachusetts, these restrictions no longer apply once the benefit ends. For Contract issued in Massachusetts with a Target Date Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit or move to another state. Contracts issued in Massachusetts with a Target Date Benefit are issued as limited purchase payment variable deferred annuity contracts.

•	The Target Value does not lock in any Contract Value gains that occur between rider anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract once while the Contract Value is positive. If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector Benefit (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh rider anniversary, and under Target Date 10 Benefit it is the tenth rider anniversary. The latest date under both benefits is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent rider anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date, we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn), then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the rider anniversary that we process your reset request. The earliest new initial Target Value Date is seven rider anniversaries after we process your request under Target Date Retirement Benefit, or ten rider anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding rider anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a rider anniversary. If we receive your request outside this time period, we reject your request. The reset date is the rider anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

TABLE1: Investment Option Groups
Group A (1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009:  AZL Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

APPENDIX F – ORIGINAL QUARTERLY VALUE DEATH BENEFIT

The original Quarterly Value Death Benefit was available from May 1, 2007 through April 30, 2010. The only difference between this benefit and the currently available benefit that is discussed in section 11.d, Quarterly Value Death Benefit is that the currently available benefit requires selection of Investment Protector or Income Protector.

APPENDIX G – PREVIOUS VERSIONS OF INVESTMENT PROTECTOR AND INCOME PROTECTOR

INVESTMENT PROTECTOR

Investment Protector (08.09) was available from July 22, 2009 through April 30, 2010. If your Contract includes Investment Protector (08.09), your current rider charge is 0.80% of the Target Value and the Guarantee Percentage we use to calculate the Target Value is 95%. The Investment Option Groups are as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix F & G

INCOME PROTECTOR

Income Protector (05.10) was available from May 3, 2010 through April 29, 2011.

Income Protector (08.09) was available from July 22, 2009 through April 30, 2010.

For Income Protector (05.10), the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (05.10)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 - 79	4.5%
80+	5.5%
For Income Protector (08.09), the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%
For Income Protector (05.10), the Exercise Age is age 60. For Income Protector (08.09), the Exercise Age is age 65.

For both Income Protector (05.10) and (08.09): the current rider charge is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments; the number of Guarantee Years is 20; the Annual Increase Percentage is 8%; and the Investment Option restriction is 100% to Group C.

The Investment Options available under Group C are as follows:

Income Protector Investment Option Group C
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin Income Securities Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix G

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending us a check for an additional Purchase Payment, please mail it to the following address as appropriate.

Checks for additional Purchase Payments
Regular Mail	Overnight, certified or registered mail
Allianz Life Insurance Company of North America	Wells Fargo LBX Services
NW 5989	NW 5989 Allianz
P.O. Box 1450	1350 Energy Lane, Suite 200
Minneapolis, MN 55485-5989	St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the address listed above for overnight, certified or registered mail, which may delay processing.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2011